Status of Outstanding Stock and Stock Unit Awards under Plan and 1992 Plan (Detail) (Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Units
NUMBER
Stock and Stock Unit Awards Outstanding, at beginning of the year	2,144,510
Granted	995,176
Distributed	(179,812)
Forfeited	(45,309)
Stock and Stock Unit Awards Outstanding, at the end of the year	2,914,565
Units Convertible, at the end of the year	105,498
AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, at beginning of the year	$ 118.8
Stock and Stock Unit Awards Outstanding, at the end of year	115.6
Units Convertible, at the end of year	$ 4.2